Debt, Cash and Cash Equivalents - Summary of Changes in Financial Position (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of changes in financial position [Abstract]
Long-term debt		€ 14,326	€ 16,815	€ 13,118
Short-term debt and current portion of long-term debt		1,275	1,764	3,436
Interest rate and currency derivatives used to hedge debt		(57)	(100)	(156)
Total debt		15,544	18,479	16,398
Cash and cash equivalents	[1]	(10,315)	(10,273)	(9,148)	€ (7,341)
Interest rate and currency derivatives used to hedge cash and cash equivalents				4
Debt net of cash and cash equivalents		€ 5,229	€ 8,206	€ 7,254

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.